AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.8%
Long-Term Municipal Bonds – 99.6%
Alabama – 5.5%
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	$2,000	$2,110,510
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	3,765	3,960,209
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	2,000	2,099,537
Series 2023-2 5.43%, 06/01/2049(a) (b)	10,000	10,212,237
Series 2023-A 5.25%, 01/01/2054	2,000	2,116,255
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,000	1,049,053
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	987,098
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	1,000	1,054,162
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,003,546
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	246,289
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	3,820	4,035,749
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,315	1,326,772
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	2,600	2,793,075
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,030,765
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.341% (SOFR + 2.42%), 01/01/2053(c)	2,000	2,098,407
5.50%, 01/01/2053	1,000	1,063,776

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	$10,000	$10,554,238
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	1,000	1,051,002

		48,792,680

Alaska – 0.6%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	854,634
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	4,000	4,063,790

		4,918,424

Arizona – 2.5%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	162	156,004
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,550	1,503,397
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(b)	1,200	1,159,589
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	1,000	764,329
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d) (e) (f)	1,000	30,600
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	1,000	916,941
Series 2024-B 5.68%, 01/01/2043(b)	215	197,070
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,034,135
5.00%, 09/01/2052	1,500	1,525,767
Series 2024 4.00%, 06/01/2049	2,000	1,988,860

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	$1,000	$902,019
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	788,656
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	3,000	3,037,603
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	96,454
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(b)	250	261,302
7.00%, 11/15/2057(b)	250	258,094
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,000	1,011,769
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,000	2,071,469
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	2,000	2,135,130
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 5.25%, 08/01/2043	1,250	1,287,618

		22,126,806

Arkansas – 0.2%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,300	1,399,255
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	195,185

		1,594,440

	Principal Amount (000)	U.S. $ Value

California – 12.3%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2049(g)	$1,000	$551,992
AG Series 2024 Zero Coupon, 10/01/2053	1,000	234,206
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	500	450,217
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	1,000	870,488
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(b)	1,000	988,818
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	300	245,868
Series 2023 5.00%, 04/01/2065(f)	2,222	2,087,662
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AG Series 2024-B 4.50%, 07/01/2054	2,000	1,791,133
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	2,000	2,111,924
Series 2024 5.00%, 08/01/2055	2,800	2,961,484
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	1,000	1,037,434
Series 2025-A 5.00%, 01/01/2056	560	576,362
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	2,315	2,415,540
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	1,000	1,042,067

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.551% (SOFR + 1.63%), 07/01/2053(c)	$2,000	$2,009,438
Series 2023-2 5.00%, 07/01/2053(a) (b)	10,000	10,459,138
Series 2024-E 5.00%, 02/01/2055	1,000	1,060,905
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2025 5.00%, 03/01/2056	1,315	1,395,415
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	1,000	792,610
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	250	194,134
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	636,056
4.00%, 08/01/2046(b)	495	400,848
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	638,145
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	2,500	88,028
5.50%, 02/01/2040(b)	1,000	873,019
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	138	138,913
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	947	939,453
Series 2021-2, Class X 0.825%, 03/25/2035(h)	947	38,257
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	235	219,359
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(b)	4,705	4,195,189

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	$1,000	$960,912
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(b)	975	66,818
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	251,779
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,023,723
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(b)	1,000	933,537
Series 2019 5.00%, 11/21/2045(b)	1,000	975,728
Series 2023 5.00%, 07/01/2035(b)	1,250	1,307,099
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(b)	1,105	1,077,391
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(b)	1,000	912,915
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	1,000	1,006,866
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	6,225	6,309,641
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2020-C 5.00%, 05/15/2039	1,000	1,014,007
Series 2022 5.25%, 05/15/2047	2,000	2,013,893
Series 2025 5.50%, 05/15/2055	1,190	1,232,403
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	400	285,911

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	$210	$129,910
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	810,523
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	1,000	634,980
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	1,000	644,036
4.00%, 05/01/2057(b)	350	233,589
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	500	343,283
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	1,000	775,836
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	200	145,351
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	624,888
4.00%, 07/01/2058(b)	1,000	559,133
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	1,000	704,255
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	800	516,344
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	665,786
4.00%, 12/01/2056(b)	400	289,167

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	$1,000	$764,918
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	1,000	743,356
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,000	662,613
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,000	641,070
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	1,650	1,484,256
Series 2021-B Zero Coupon, 06/01/2066	19,320	1,848,723
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-E 5.00%, 07/01/2038	2,245	2,366,344
Series 2024-B 5.00%, 07/01/2039	2,000	2,087,302
Series 2024-C 5.00%, 07/01/2041	1,300	1,338,674
Series 2024-E 5.00%, 07/01/2039	1,000	1,045,779
BAM Series 2025-A 5.25%, 07/01/2045	1,000	1,033,958
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2040	1,335	1,367,719
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	4,865	4,859,712
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	1,000	1,186,975

	Principal Amount (000)	U.S. $ Value

Northern California Energy Authority (Pacific Mutual Holding) Series 2024 5.00%, 12/01/2054	$1,000	$1,057,488
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,000	1,014,536
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2025 5.25%, 07/01/2045	1,000	1,020,334
5.50%, 07/01/2055	1,000	1,032,088
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	991,784
Series 2023-E 5.50%, 05/01/2040	1,315	1,395,503
Series 2024 5.25%, 05/01/2040	3,400	3,576,865
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,000	1,099,966
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,464,760
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048	1,000	1,005,973
5.25%, 07/01/2053	2,975	3,024,864
Series 2024 5.00%, 07/01/2042	1,000	1,025,742
Southern California Public Power Authority (Southern California Public Power Authority) BAM Series 2025 5.25%, 07/01/2050	1,000	1,026,934
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	2,000	287,082
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	1,000	229,553

		108,578,677

	Principal Amount (000)	U.S. $ Value

Colorado – 2.2%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	$500	$454,138
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	500	515,669
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	614,958
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2034	2,000	2,136,925
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2029	1,000	1,052,540
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	889,085
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	714,491
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	70,508
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,000	834,695
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	86,961
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	2,000	1,963,393
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	922,301
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	1,000	1,008,143

	Principal Amount (000)	U.S. $ Value

Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d) (e) (f)	$250	$187,500
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.671% (SOFR + 0.75%), 09/01/2039(c)	2,000	1,997,786
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	544	450,788
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	201	198,900
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	1,000	596,419
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	2,000	2,109,504
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(b) (g)	1,000	674,475
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	516,529
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	1,000	1,031,815
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 5.00%, 12/15/2028	380	391,785
AG Series 2020 5.00%, 12/01/2050	100	94,847

		19,514,155

Connecticut – 0.3%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2038	615	633,771
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	2,200	2,191,948

	Principal Amount (000)	U.S. $ Value

Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	$100	$103,228

		2,928,947

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(b)	484	474,868

District of Columbia – 5.0%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	2,000	2,047,223
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2028	1,000	1,047,449
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050	6,545	6,628,694
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	2,500	219,960
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.50%, 10/01/2054	10,000	10,242,175
Series 2025-A 5.00%, 10/01/2035	3,410	3,697,650
5.00%, 10/01/2036	1,000	1,070,579
5.00%, 10/01/2050	1,000	988,188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	5,784,463
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	10,000	10,194,530
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	1,000	1,026,983
5.50%, 07/15/2060	1,430	1,493,043

		44,440,937

	Principal Amount (000)	U.S. $ Value

Florida – 6.0%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	$100	$90,624
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.25%, 06/15/2045(b)	1,000	987,621
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(b)	535	538,670
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b) (g)	4,710	639,746
5.00%, 06/01/2049(b)	1,360	1,257,051
5.00%, 06/01/2054(b)	1,000	906,617
5.00%, 06/01/2058(b)	1,135	1,023,208
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	2,000	145,400
5.00%, 07/01/2056(b)	1,090	909,179
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.375%, 06/01/2057	1,000	966,108
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	205,726
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2055	200	179,229
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2054	1,000	1,003,384
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	5,400	5,817,962
Series 2025-A 5.50%, 10/01/2055	1,345	1,367,799
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2034	1,000	1,061,242

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2036	$230	$134,810
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(b)	1,000	1,002,489
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	101,079
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	946,660
6.125%, 06/01/2054	1,000	926,881
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2051(b)	1,000	893,558
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2043	1,000	1,020,827
5.25%, 10/01/2044	1,100	1,116,893
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	3,000	3,254,734
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	100	102,746
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(b)	350	312,673
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	2,500	2,390,495
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2042(b)	1,000	927,994
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(b)	100	76,509
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,000	992,942

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium) Series 2022 5.75%, 06/15/2047	$1,000	$1,003,359
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,002,060
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.25%, 06/15/2055(b)	1,000	999,636
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,280	1,264,719
Series 2024 5.00%, 10/01/2034	1,015	1,104,949
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	1,000	1,034,006
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,714,914
5.50%, 11/15/2054	1,000	1,036,552
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	423,998
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	1,000	1,063,046
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(b)	1,000	876,034
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2037	100	100,673
Orange County Convention Center/Orlando (Orange County Convention Center/Orlando) Series 2015 5.00%, 10/01/2031	2,000	2,004,436
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	1,100	1,102,302
5.25%, 10/01/2056	1,000	996,361

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	$1,000	$862,122
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	851,134
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	200	155,135
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(b)	100	138,331
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.25%, 11/01/2041	1,500	1,517,321
Palm Beach County School District (Palm Beach County School District COP) Series 2022-B 5.25%, 08/01/2039	1,000	1,062,827
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	1,000	958,810
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	595	514,646
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(b)	100	96,412

		53,184,639

Georgia – 3.2%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(b) (g)	1,000	849,639
Series 2024-A 5.50%, 04/01/2039(b)	1,000	997,488
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2031	1,065	1,119,466

	Principal Amount (000)	U.S. $ Value

Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	$1,000	$1,001,216
Gainesville & Hall County Hospital Authority (Northeast Georgia Health System Obligated Group) Series 2024 5.00%, 10/15/2034	1,000	1,108,017
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	3,215	3,222,230
Series 2023-A 5.00%, 06/01/2053	3,000	3,154,950
Series 2025-B 5.00%, 12/01/2055	1,255	1,309,033
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.621% (SOFR + 1.70%), 12/01/2053(c)	2,000	2,012,631
Series 2023-B 5.00%, 07/01/2053	1,000	1,055,444
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	2,500	2,651,187
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	1,951,049
AG Series 2023 5.00%, 07/01/2064	1,000	979,231
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2022 5.50%, 07/01/2063	1,500	1,520,279
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	5,000	5,576,283

		28,508,143

Guam – 0.5%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.00%, 10/01/2029	1,300	1,359,196
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2025-A 5.50%, 07/01/2044(i)	1,000	1,033,813
Territory of Guam (Territory of Guam) Series 2025-G 5.00%, 01/01/2034(i)	1,500	1,615,319

		4,008,328

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	$1,000	$676,496
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2045	1,000	989,141

		1,665,637

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,040,151

Illinois – 5.2%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	1,040	966,132
Series 2012-B 5.00%, 12/01/2033	1,000	1,000,000
Series 2017-A 7.00%, 12/01/2046(b)	2,000	2,055,015
Series 2017-B 7.00%, 12/01/2042(b)	1,000	1,033,715
Series 2019-A 5.00%, 12/01/2029	100	104,233
5.00%, 12/01/2030	100	102,387
Series 2019-B 5.00%, 12/01/2033	100	100,621
Series 2021-A 5.00%, 12/01/2033	1,000	1,021,148
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	3,245	3,308,213
Series 2024-C 5.25%, 01/01/2041	1,980	2,048,349
5.25%, 01/01/2042	2,000	2,050,151
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	1,370	1,330,053
City of Chicago IL (City of Chicago IL) Series 2025-A 6.00%, 01/01/2050	1,000	1,021,755
Series 2025-B 5.00%, 01/01/2033	1,000	1,053,179

	Principal Amount (000)	U.S. $ Value

County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	$1,000	$1,003,332
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	957,843
Series 2025 4.80%, 12/01/2043(b)	1,000	998,910
Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(b)	1,000	1,002,175
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	979,985
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2024 5.00%, 11/15/2034	1,515	1,621,913
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	140	99,741
Illinois Finance Authority (Prerefunded - Others) Series 2015-C 5.00%, 08/15/2035	250	250,230
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-2 4.00%, 01/01/2042(a) (b)	10,000	8,773,425
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	100	100,128
Series 2024 5.67%, 11/01/2038(f)	955	903,404
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	1,000	1,064,877
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	600	588,912
Series 2017 0.00%, 12/15/2042(g)	1,000	696,161
Series 2020 5.00%, 06/15/2042	640	645,553
Series 2022 4.00%, 12/15/2042	1,000	874,862
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	179	193,177

	Principal Amount (000)	U.S. $ Value

Series 2017-D 5.00%, 11/01/2026	$930	$954,837
Series 2022-A 5.50%, 03/01/2047	1,000	1,016,047
Series 2022-C 5.50%, 10/01/2045	1,000	1,020,556
Series 2024 5.00%, 02/01/2031	1,345	1,456,453
Series 2024-B 4.25%, 05/01/2046	1,000	867,978
5.00%, 05/01/2038	1,000	1,044,647
5.25%, 05/01/2043	1,000	1,018,474

		45,328,571

Indiana – 2.2%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (e)	33	3
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(b)	150	128,496
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	1,000	1,018,271
Series 2025 4.20%, 06/01/2044	1,000	992,119
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d) (e) (f)	1,070	53,500
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	105,055
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	813,400
Series 2023-2 4.00%, 11/15/2037	100	91,112
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	165	154,957
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762% (SOFR + 0.71%), 11/01/2046(c) (f)	9,825	9,809,156
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2054	1,000	935,916

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	$1,000	$894,501
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(b)	1,000	824,605
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	330	338,906
6.00%, 03/01/2053	250	254,929
Series 2023-F 7.75%, 03/01/2067	250	269,955
BAM Series 2023 5.25%, 03/01/2067	3,000	3,025,353

		19,710,234

Iowa – 0.2%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	100	94,983
4.00%, 12/01/2041	170	132,721
4.00%, 12/01/2046	115	81,648
4.00%, 12/01/2051	205	137,484
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	2,365	328,187
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	1,000	1,010,451

		1,785,474

Kansas – 0.2%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	1,000	1,002,626
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	100	104,205
6.50%, 11/15/2042(b)	300	310,452

		1,417,283

Kentucky – 0.7%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2034	385	370,875
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	250	245,718

	Principal Amount (000)	U.S. $ Value

Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2049	$3,000	$3,001,614
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	177,184
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	1,000,244
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2039	160	147,760
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	65	52,738
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	425,940
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(b)	600	582,918
Series 2022-B 6.75%, 11/01/2040(b)	100	97,326
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	227,590

		6,329,907

Louisiana – 1.5%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	1,000	736,089
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	1,000	1,020,512
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	682,100

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	$1,000	$910,798
5.75%, 09/01/2064	2,000	2,030,492
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	2,000	2,006,134
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(b)	1,025	1,000,968
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(d) (j)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,283,677
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	215	210,261
Series 2024 5.00%, 01/01/2035	1,000	1,065,106
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,005,312
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.552% (SOFR + 0.50%), 05/01/2043(c)	965	962,726

		12,914,178

Maryland – 1.3%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	500,709
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,000	1,039,255
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	2,090	2,008,936
5.25%, 06/30/2052	1,000	943,831

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	$500	$512,649
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	2,200	2,246,066
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035	1,600	1,782,967
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2038	1,000	1,034,252
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	1,315	1,316,683

		11,385,348

Massachusetts – 2.7%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	1,000	1,023,851
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024 5.00%, 12/01/2054	10,000	10,071,969
Series 2025-A 5.00%, 04/01/2044	2,000	2,071,575
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	5,195	5,372,348
Series 2024-A 5.25%, 07/01/2052	1,000	1,035,333
Series 2025-B 5.25%, 07/01/2055	1,500	1,551,097
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)	1,000	970,304
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	1,000	1,001,011
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	1,000	1,001,949

		24,099,437

	Principal Amount (000)	U.S. $ Value

Michigan – 1.4%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(d) (e)	$649	$681,298
Series 2014-B 4.00%, 04/01/2044(g)	244	189,467
Series 2018 5.00%, 04/01/2038	75	75,736
Series 2021-A 5.00%, 04/01/2046	2,000	1,948,059
Series 2021-B 3.644%, 04/01/2034	200	180,283
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.65% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(c)	1,000	990,759
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-C 5.25%, 07/01/2050	1,000	1,025,786
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	2,305	2,253,203
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	865	806,982
Series 2020-B Zero Coupon, 06/01/2065	1,000	91,305
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046	2,000	2,027,147
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AG Series 2018 4.125%, 06/30/2035	1,610	1,594,149
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	10,000	261,410

		12,125,584

Minnesota – 1.2%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(b)	1,000	938,485

	Principal Amount (000)	U.S. $ Value

City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (g)	$1,000	$1,000,651
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,000	944,330
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	1,000	1,000,332
5.00%, 11/01/2047	1,000	979,275
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,000	963,140
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	1,000	1,016,728
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	585	544,975
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(f)	225	105,750
4.00%, 06/01/2056(f)	100	47,000
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	1,000	1,009,557
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	1,012,000
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	1,000	991,313

		10,553,536

Mississippi – 0.3%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	1,000	1,076,516
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(d) (e) (f)	500	340,000

	Principal Amount (000)	U.S. $ Value

Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(b)	$1,800	$1,584,628

		3,001,144

Missouri – 0.1%
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	150	140,754
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	295	239,451
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(b)	100	94,322

		474,527

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(b) (g)	1,000	746,149

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,049,702
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,410	1,496,761

		2,546,463

Nevada – 0.5%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	1,500	220,756
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	145	142,255
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2032	1,300	1,391,627
5.25%, 07/01/2054	2,000	1,984,586

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(b)	$1,175	$1,019,521

		4,758,745

New Hampshire – 2.0%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.034%, 10/20/2051	1,988	1,815,278
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,999	1,994,574
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	1,998	1,878,725
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,001,266
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-2 5.15%, 09/28/2037	1,000	965,217
Series 2025-A Zero Coupon, 02/01/2035(b)	1,000	548,012
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	196	194,368
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	1,919	1,853,385
Series 2022-1, Class X 0.334%, 09/20/2036(h)	961	18,731
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	962	903,591
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	650	616,785
Series 2024-1, Class X 0.495%, 07/01/2051(h)	839	30,608
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	1,985	1,806,976
Series 2024-2, Class X 0.506%, 08/20/2039(h)	1,985	78,286

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	$2,000	$2,005,919
Series 2025-1, Class A1 4.087%, 01/20/2041	998	941,912
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.25%, 06/01/2045	1,375	1,382,698

		18,036,331

New Jersey – 2.6%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(b)	1,000	1,016,652
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	1,000	998,239
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 5.398%, 03/01/2033	1,000	1,026,323
Series 2024-S 5.00%, 06/15/2034	1,000	1,097,426
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	180	180,186
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	100	99,770
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	283,987
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	560,607
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	2,000	1,475,388
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	1,250	1,294,704
Series 2024-A 4.00%, 06/15/2042	3,530	3,159,150
5.00%, 06/15/2037	3,750	4,011,379
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-A 4.00%, 01/01/2035	1,500	1,547,596
5.00%, 01/01/2033	1,000	1,121,201

	Principal Amount (000)	U.S. $ Value

Series 2024-C 5.00%, 01/01/2044	$1,000	$1,026,225
Series 2025-C 5.00%, 01/01/2032(i)	1,000	1,107,119
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	2,870	2,766,124

		22,772,076

New Mexico – 0.2%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	842,554
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	1,000	1,061,248

		1,903,802

New York – 7.8%
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	934,714
City of New York NY (City of New York NY) Series 2024-D 4.00%, 04/01/2045	1,000	885,145
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	2,000	1,912,172
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	1,000	1,004,671
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-A 5.00%, 11/15/2045	1,000	1,050,335
Series 2020-C 5.00%, 11/15/2050	1,000	967,288
5.25%, 11/15/2055	1,000	999,335
Series 2020-E 4.00%, 11/15/2026	1,155	1,175,523
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 6.00%, 07/01/2057(b)	1,000	955,802
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	505,879

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2046	$1,370	$1,393,795
Series 2025-H 5.00%, 11/01/2044	1,000	1,027,294
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	914,979
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	350	48,973
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,000	2,084,446
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(b)	1,215	1,163,061
5.375%, 11/15/2040(b)	115	113,331
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,512,756
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	2,000	2,010,512
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(b)	1,000	973,080
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 5.00%, 03/15/2055	10,000	10,009,569
Series 2025-A 5.00%, 03/15/2045	1,610	1,646,250
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	1,000	966,201
AG Series 2024 0.00%, 12/31/2054(g)	2,000	1,205,143
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	2,000	1,929,248
Series 2025 6.00%, 06/30/2059	6,330	6,486,047
AG Series 2023 5.00%, 06/30/2049	1,000	952,871
5.125%, 06/30/2060	2,000	1,897,866
AG Series 2024 5.00%, 06/30/2049	4,800	4,568,087

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	$150	$149,994
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,053,213
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2024-2 5.00%, 09/01/2034	3,000	3,276,300
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,017,176
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	385,436
Series 2022-2 3.60%, 04/01/2026(a) (b)	10,000	9,999,395
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	300	257,982
5.00%, 06/01/2048	1,000	850,052
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	106,730
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(b)	100	84,751

		68,475,402

North Carolina – 1.3%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2048	2,800	2,741,027
5.25%, 07/01/2053	1,575	1,584,002
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	1,000	1,000,192
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2038(b)	1,045	1,086,731
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2048	2,500	2,490,836

	Principal Amount (000)	U.S. $ Value

Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055(i)	$1,000	$977,492
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	500	510,513
AG Series 2024 Zero Coupon, 01/01/2053	1,000	237,652
University of North Carolina at Charlotte (The) (University of North Carolina at Charlotte/The) AG Series 2021 2.802%, 04/01/2045	1,000	672,894

		11,301,339

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) AG Series 2023-A 5.00%, 12/01/2048	1,000	986,539
5.00%, 12/01/2053	1,250	1,216,344

		2,202,883

Ohio – 3.4%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	2,000	174,894
5.00%, 06/01/2055	3,000	2,436,912
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	170,521
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2044	10,000	10,142,170
5.25%, 01/01/2045	1,050	1,060,284
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2042	1,120	1,111,922
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	205	194,063
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	981,525
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	100	71,616

	Principal Amount (000)	U.S. $ Value

County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f) (k) (l)	$80	$1,004
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,028,375
6.75%, 12/01/2052	250	257,062
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	1,000	717,458
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	1,000	1,179,475
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	100	98,580
Reynoldsburg City School District (Reynoldsburg City School District) Series 2014 4.939%, 09/01/2032	905	932,891
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a) (b)	9,520	9,401,204

		29,959,956

Oklahoma – 1.0%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2052	1,000	948,840
Series 2022-A 5.50%, 08/15/2044	1,000	961,305
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-B 5.00%, 01/01/2039(i)	1,780	1,915,225
AG Series 2025-A 4.25%, 01/01/2055	2,000	1,794,646
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	2,500	2,760,221

		8,380,237

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.375%, 11/15/2055	1,000	888,489

	Principal Amount (000)	U.S. $ Value

Other – 0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.546%, 10/25/2040	$991	$998,526
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.563%, 04/25/2042(b)	998	984,738
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	1,993	1,987,772
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	1,297	1,264,428

		5,235,464

Pennsylvania – 4.8%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.99% (MUNIPSA + 0.70%), 11/15/2047(c)	2,000	1,978,499
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(b)	465	461,779
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(g)	497	335,073
5.00%, 06/30/2039	1,000	905,622
7.00%, 06/30/2039	280	245,001
8.00%, 06/30/2034	110	111,732
Series 2024-A 6.00%, 06/30/2034	100	104,432
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	761,508
5.00%, 07/01/2054	250	225,217
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(b)	250	237,826
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	885,739

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	$2,000	$1,915,135
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.25%, 06/30/2053	1,000	941,372
5.75%, 06/30/2048	2,270	2,290,658
AG Series 2022 5.75%, 12/31/2062	1,000	1,021,501
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	760	760,158
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	99,195
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.99% (MUNIPSA + 0.70%), 11/15/2047(c)	3,000	2,981,886
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	887,623
AG Series 2024 5.25%, 11/01/2048	2,500	2,534,371
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044	1,450	1,508,463
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023-2 4.73%, 07/15/2041(a) (b)	10,000	9,983,327
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)	1,000	946,021
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 4.53%, 09/01/2040(a) (b)	10,000	9,921,189

		42,043,327

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.2%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	$5,000	$135,047
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	768	420,386
0.00%, 11/01/2051	7,600	2,218,500
5.069%, 11/01/2051	2,429	1,530,522
Series 2022-C Zero Coupon, 11/01/2043	7,479	4,646,523
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	81	78,070
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,939,906
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d) (e)	85	46,431
5.00%, 07/01/2037(d) (e)	600	327,750
Series 2008-W 5.00%, 07/01/2028(d) (e)	245	133,831
Series 2008WW 5.375%, 07/01/2024(d) (j)	125	68,281
Series 2010-A 5.25%, 07/01/2029(d) (e)	100	54,625
5.25%, 07/01/2030(d) (e)	15	8,194
Series 2010-C 5.00%, 07/01/2024(d) (j)	25	13,656
5.25%, 07/01/2027(d) (e)	150	81,937
5.25%, 07/01/2028(d) (e)	305	166,606
Series 2010-X 5.25%, 07/01/2040(d) (e)	820	447,925
5.75%, 07/01/2036(d) (e)	625	341,406
Series 2010DDD 5.00%, 07/01/2021(d) (j)	15	8,194
Series 2010ZZ 5.25%, 07/01/2018(d) (j)	150	81,938
5.25%, 07/01/2024(d) (j)	40	21,850
Series 2012-A 5.00%, 07/01/2029(d) (e)	50	27,313
5.00%, 07/01/2042(d) (e)	100	54,625
5.05%, 07/01/2042(d) (e)	110	60,088

	Principal Amount (000)	U.S. $ Value

Series 2013-A 7.00%, 07/01/2033(d) (e)	$100	$54,625
7.00%, 07/01/2040(d) (e)	100	54,625
AG Series 2007-V 5.25%, 07/01/2027	1,000	1,005,842
5.25%, 07/01/2031	375	376,026
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,000	2,022,057
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	32	31,540
6.625%, 01/01/2028	242	240,415
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,102,473
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	12	11,240
Zero Coupon, 07/01/2046	2,111	652,926
Series 2019-A 5.00%, 07/01/2058	867	792,364

		19,257,737

South Carolina – 1.7%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2043	1,600	1,632,640
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	98,099
5.41%, 11/01/2039	310	287,118
6.28%, 11/01/2039	100	92,995
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	1,000	865,030
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(f) (k) (l) (m)	153	153,162
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	1,000	1,057,160

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2044	$3,000	$3,087,175
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(b)	565	566,213
Series 2023-B 7.50%, 08/01/2047(b)	210	200,923
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d) (e) (f)	100	11,000
6.50%, 06/01/2051(d) (e) (f)	300	33,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	897,703
5.25%, 11/01/2044	2,000	2,044,134
5.50%, 11/01/2050	1,000	1,030,431
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	410	282,500
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2036	265	265,229
Series 2025-B 5.00%, 12/01/2045	2,000	2,004,948

		14,609,460

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	150	149,503

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,070	1,010,432
5.125%, 12/01/2042(b)	1,000	923,653
Series 2016-B Zero Coupon, 12/01/2031(b)	150	105,276
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(f)	200	195,065
9.50%, 11/01/2052(f)	415	396,180

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	$1,000	$1,039,092
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	216,205
Series 2024 5.00%, 07/01/2034	1,000	1,092,389
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f) (k) (l)	108	1,356
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	1,000	1,013,502
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(b)	955	368,159
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	2,500	2,536,871
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2052	3,500	3,568,620
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,000	1,042,200
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	1,000	1,030,373
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	200	150,468

		14,689,841

	Principal Amount (000)	U.S. $ Value

Texas – 4.9%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	$250	$183,519
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2021 4.50%, 06/15/2056(b)	500	499,200
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	200	195,231
6.375%, 06/01/2062(b)	250	244,122
Austin Convention Enterprises, Inc. (Austin Convention Enterprises) Series 2017-A 5.00%, 01/01/2034	500	501,083
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(b)	400	311,157
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(b)	1,000	945,657
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,000	937,301
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	2,915	3,030,961
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(f)	469	351,513
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(b)	4,760	261,653
6.00%, 12/01/2062	555	486,713
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(b)	270	233,616
6.25%, 12/01/2054(b)	100	83,050

	Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	$160	$160,242
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	4,645	4,795,312
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	845,616
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2024-A 4.00%, 08/15/2054	1,000	828,858
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(b)	100	100,014
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.14% (MUNIPSA + 0.85%), 07/01/2049(c)	2,070	2,070,831
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	2,575	2,540,325
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2050	1,000	242,988
Series 2022-B Zero Coupon, 12/01/2042	1,400	531,755
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	500,577
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	450	450,063
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	795	795,724
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	236,444
Series 2025 6.75%, 07/01/2044	220	216,485
7.125%, 07/01/2056	100	97,925

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$100	$78,829
Series 2022 4.00%, 01/01/2047	100	71,097
5.00%, 01/01/2057	200	155,982
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	934,127
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(b)	1,000	895,092
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	1,875	1,657,179
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,004,375
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.625%, 01/01/2031(b)	300	272,484
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,000	2,031,954
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	329	267,841
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(d) (e) (k) (l)	552	0
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039(i)	1,000	1,059,264

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.939% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(c)	$2,410	$2,420,341
Series 2012-C 3.713% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(c)	2,395	2,398,883
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,055,920
5.00%, 12/15/2031	1,000	1,060,997
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	3,000	3,257,709
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,104,900

		43,404,909

Utah – 1.2%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2042	2,000	1,985,578
Series 2025-A 5.00%, 07/01/2036(i)	1,870	1,970,418
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,000	927,786
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	500	384,519
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	1,000	974,938
Series 2025-A 5.875%, 03/01/2045	1,655	1,655,913
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b) (g)	438	360,951
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2046	1,000	955,446
Series 2024 5.00%, 10/15/2027	465	480,582

	Principal Amount (000)	U.S. $ Value

Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(b)	$200	$203,660
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	976,063

		10,875,854

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2022 5.00%, 06/01/2052(b)	500	503,171

Virginia – 1.1%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(b)	615	557,254
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	375	324,441
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	420	368,087
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(b)	1,000	765,594
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,617,621
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	1,000	808,342
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2034	2,000	1,973,536
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(b)	430	394,626
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	2,000	2,001,251

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(d) (e) (f)	$615	$492,000
8.531% (SOFR + 5.50%), 06/01/2029(c) (d) (e) (f)	530	424,000

		9,726,752

Washington – 1.0%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	100	107,399
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2044	280	280,374
Port of Seattle WA (Port of Seattle WA) Series 2022 5.50%, 08/01/2047	1,500	1,529,825
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,140	2,065,871
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2035	1,245	1,246,762
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(b)	1,000	834,510
Series 2019-A 5.00%, 01/01/2055(b)	1,000	850,694
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	267	250,645
Series 2021-1, Class X 0.727%, 12/20/2035(h)	936	36,504
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	1,990	1,830,146

		9,032,730

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	$250	$195,008
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(b)	880	900,585
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b) (g)	510	104,156
7.00%, 06/01/2043(b)	100	102,182
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040	3,000	2,446,398
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(f)	1,000	900,000

		4,648,329

Wisconsin – 4.5%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(d) (j) (k) (l)	284	0
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	200	171,542
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	200	183,295
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	947,738
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	77,537
4.00%, 01/01/2057	1,000	709,514
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) BAM Series 2024 5.25%, 02/15/2054	2,500	2,521,286

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St. John’s Communities Obligated Group) Series 2022 4.00%, 09/15/2036	$775	$716,304
4.00%, 09/15/2041	765	655,255
4.00%, 09/15/2045	650	521,666
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	100	84,645
Series 2022-A 3.875%, 12/01/2039(b)	460	386,631
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(b)	340	320,333
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(b)	1,000	1,026,637
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	448,059
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	1,000	898,770
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	1,000	922,606
6.00%, 02/01/2062(b)	1,000	1,013,216
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(f)	1,000	960,134
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	500	460,314
6.625%, 02/01/2046(b)	375	312,466
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,223,828
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(b)	1,000	1,015,682
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d) (f) (j) (k) (l)	600	0
Series 2023 15.00%, 04/30/2023(d) (f) (j) (k) (l)	175	2

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	$849	$577,954
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 7.25%, 12/01/2042(b)	265	264,444
7.50%, 12/01/2052(b)	160	161,138
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(b)	295	215,350
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	1,000	569,444
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	148	110,385
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(b)	25	27,315
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	1,000	1,005,526
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,091,054
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	968,271
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(b)	1,000	1,125,620
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	500	330,348
Series 2022 4.00%, 06/01/2049(b)	100	69,550
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,000	972,393

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	$1,300	$1,179,154
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060(i)	3,620	3,486,341
5.75%, 12/31/2065(i)	4,595	4,380,703
6.50%, 06/30/2060(i)	2,000	2,102,669
6.50%, 12/31/2065(i)	2,000	2,087,362
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.50%, 06/15/2055	1,000	969,453
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	100	100,164
5.00%, 10/01/2027(b)	130	133,021
5.00%, 10/01/2029(b)	100	103,877
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(b)	1,000	767,618
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	984,498

		39,361,112

Total Long-Term Municipal Bonds (cost $905,224,908)		876,412,116

Short-Term Municipal Notes – 3.2%
California – 0.4%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	2,000	2,048,028
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.74%, 10/01/2047(b) (n)	1,000	1,000,000

		3,048,028

Colorado – 0.1%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 2.80%, 02/01/2038(n)	690	690,000

	Principal Amount (000)	U.S. $ Value

Florida – 0.1%
Florida Gulf Coast University Financing Corp. (Florida Gulf Coast University Financing) Series 2009-A 2.36%, 02/01/2039(n)	$1,000	$1,000,000

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.80%, 03/01/2048(n)	1,000	1,000,000

Kentucky – 0.1%
Kentucky Economic Development Finance Authority (St. Elizabeth Community Health Support) Series 2018 2.45%, 05/01/2033(n)	935	935,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 2.75%, 07/01/2041(n)	1,060	1,060,000

Michigan – 0.2%
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 2.75%, 07/01/2041(n)	2,000	2,000,000

New Jersey – 0.2%
Essex County Improvement Authority (County of Essex NJ) Series 2025 5.00%, 03/17/2026	2,000	2,029,427

New York – 0.4%
New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 2008-D, Class C 2.50%, 02/15/2026(n)	235	235,000
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-B 2.80%, 01/01/2033(n)	250	250,000
Series 2025 3.27% (MUNIPSA + 0.98%), 05/01/2026(c)	2,600	2,600,000

		3,085,000

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 2.75%, 01/15/2044(n)	1,100	1,100,000

	Principal Amount (000)	U.S. $ Value

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.74%, 03/01/2029(n)	$2,200	$2,200,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.74%, 03/01/2029(n)	2,700	2,700,000

		4,900,000

Pennsylvania – 0.0%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 2.75%, 09/01/2059(n)	400	400,000

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (Bryant University) Series 2008 2.45%, 06/01/2035(n)	300	300,000

South Carolina – 0.2%
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026(i)	1,500	1,534,992

Virginia – 0.2%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	2,000	2,043,012

Wisconsin – 0.4%
Public Finance Authority (Kaiser Obligated Group) Series 2023-B 2.80%, 10/01/2055(n)	3,255	3,255,000

Total Short-Term Municipal Notes (cost $28,356,501)		28,380,459

Total Municipal Obligations (cost $933,581,409)		904,792,575

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.5%
Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(b)	400	388,548
YMCA of Greater New York 2.303%, 08/01/2026	1,000	973,140

		1,361,688

	Principal Amount (000)	U.S. $ Value

Other Industrial – 0.3%
Trustees of Columbia University in the City of New York (The) Series 2024 4.355%, 10/01/2035	$3,000	$2,859,090

		4,220,778

Financial Institutions – 0.2%
Banking – 0.2%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(o)	100	98,755
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o)	1,000	1,039,400
Fifth Third Bancorp Series L 4.50%, 09/30/2025(o)	100	99,739
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(o)	100	102,100
Truist Financial Corp. Series Q 5.10%, 03/01/2030(o)	100	98,578
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(o)	100	98,969

		1,537,541

Total Corporates - Investment Grade (cost $5,892,170)		5,758,319

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XUS 0.985%, 09/25/2036(h)	1,145	75,957
Series 2024-ML21, Class AUS 4.519%, 08/25/2041	1,284	1,298,422
Series 2024-ML24, Class AUS 4.156%, 05/25/2041	991	935,643

		2,310,022

Non-Agency Fixed Rate CMBS – 0.0%
California Housing Finance Agency Series 2021-3, Class X 0.768%, 08/20/2036(h)	942	42,635
New Hampshire Business Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(h)	962	40,930

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2023-1, Class X 1.45%, 04/20/2037(h)	$1,968	$193,124

		276,689

Total Commercial Mortgage-Backed Securities (cost $2,680,896)		2,586,711

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 09/30/2025	60	60,000

Industrial – 0.2%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	309	266,580
DISH DBS Corp. 5.25%, 12/01/2026(b)	240	225,737
5.75%, 12/01/2028(b)	250	223,125

		715,442

Consumer Cyclical - Entertainment – 0.1%
Wild Rivers Water Park 8.50%, 11/01/2051(k) (l)	1,225	750,004

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (j) (k) (l)	161	1,919

		1,467,365

Utility – 0.0%
Electric – 0.0%
Vistra Corp. 7.00%, 12/15/2026(b) (o)	225	227,101

Total Corporates - Non-Investment Grade (cost $2,294,890)		1,754,466

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	656	664,618

Other ABS - Fixed Rate – 0.0%
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	195	181,383

	Principal Amount (000)	U.S. $ Value

Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(c) (k) (l)	$4	$4,092

Total Asset-Backed Securities (cost $854,696)		850,093

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.214% (CME Term SOFR + 6.86%), 08/25/2028(c)	28	28,900
Series 2016-C02, Class 1M2 10.464% (CME Term SOFR + 6.11%), 09/25/2028(c)	19	19,288

Total Collateralized Mortgage Obligations (cost $49,567)		48,188

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(d) (k) (l) (cost $96,592)	5,320	15,481

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(p) (q) (r) (cost $24,716,032)	24,716,032	24,716,032

Total Investments – 106.9% (cost $970,166,252)(s)		940,521,865
Other assets less liabilities – (6.9)%		(60,508,739)

Net Assets – 100.0%		$880,013,126

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.22%	USD	11,300	$(882,602)	$(550,318)	$(332,284)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	21,340	10/15/2028	CPI#	2.565%	Maturity	$(144,726)	$—	$(144,726)
USD	19,750	10/15/2029	2.569%	CPI#	Maturity	105,390	—	105,390
USD	19,000	10/15/2029	2.485%	CPI#	Maturity	177,101	—	177,101
USD	14,592	10/15/2029	2.516%	CPI#	Maturity	114,525	—	114,525
USD	14,579	10/15/2029	2.451%	CPI#	Maturity	159,237	—	159,237
USD	14,579	10/15/2029	2.499%	CPI#	Maturity	126,200	—	126,200
USD	22,410	10/15/2030	CPI#	2.531%	Maturity	(140,030)	—	(140,030)

						$397,697	$—	$397,697

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	7,900	10/15/2030	1 Day SOFR	4.092%	Annual	$168,011	$—	$168,011
USD	16,300	12/03/2031	1 Day SOFR	4.178%	Annual	458,726	—	458,726
USD	9,140	12/03/2031	1 Day SOFR	4.057%	Annual	187,628	—	187,628
USD	14,900	03/12/2032	1 Day SOFR	3.772%	Annual	73,368	—	73,368
USD	9,400	03/12/2032	1 Day SOFR	3.789%	Annual	55,608	—	55,608
USD	8,300	08/15/2034	3.264%	1 Day SOFR	Annual	429,135	228	428,907
USD	6,700	08/15/2034	3.304%	1 Day SOFR	Annual	333,020	—	333,020
USD	6,120	08/15/2034	3.314%	1 Day SOFR	Annual	283,066	—	283,066
USD	6,000	08/15/2034	3.446%	1 Day SOFR	Annual	218,327	—	218,327
USD	3,000	08/15/2034	3.187%	1 Day SOFR	Annual	173,324	—	173,324
USD	21,500	02/15/2035	3.838%	1 Day SOFR	Annual	(10,817)	(6,016)	(4,801)
USD	12,300	02/15/2035	3.747%	1 Day SOFR	Annual	85,393	(2,984)	88,377
USD	12,110	02/15/2035	3.923%	1 Day SOFR	Annual	(89,283)	—	(89,283)
USD	10,500	02/15/2035	3.771%	1 Day SOFR	Annual	50,710	—	50,710
USD	3,800	02/15/2035	3.603%	1 Day SOFR	Annual	71,348	(284)	71,632

						$2,487,564	$(9,056)	$2,496,620

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	$(28,912)	$—	$(28,912)
Bank of America NA	USD	1,500	05/06/2026	MMD 10 Year^	3.660%	Maturity	9,559	—	9,559
Bank of America NA	USD	2,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	(12,781)	—	(12,781)
Citibank NA	USD	2,220	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	140,747	—	140,747
JPMorgan Chase Bank NA	USD	2,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	(18,119)	—	(18,119)
JPMorgan Chase Bank NA	USD	1,500	04/23/2026	MMD 10 Year^	3.840%	Maturity	37,344	—	37,344
JPMorgan Chase Bank NA	USD	1,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	6,890	—	6,890
Morgan Stanley Capital Services LLC	USD	2,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(57,891)	—	(57,891)
Morgan Stanley Capital Services LLC	USD	2,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	(25,787)	—	(25,787)
Morgan Stanley Capital Services LLC	USD	2,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	(29,285)	—	(29,285)
Morgan Stanley Capital Services LLC	USD	1,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	(28,912)	—	(28,912)
Morgan Stanley Capital Services LLC	USD	3,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	23,441	—	23,441
Morgan Stanley Capital Services LLC	USD	5,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	152,139	—	152,139
Morgan Stanley Capital Services LLC	USD	1,500	05/29/2026	MMD 10 Year^	3.660%	Maturity	6,726	—	6,726
Morgan Stanley Capital Services LLC	USD	1,500	07/13/2026	MMD 5 Year^	2.930%	Maturity	2,365	—	2,365

							$177,524	$—	$177,524

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $194,405,527 or 22.1% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(d)	Non-income producing security.
(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.18% of net assets as of July 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065	07/18/2023-07/01/2025	$2,222,189	$2,087,662	0.24%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020-07/20/2022	1,101,588	30,600	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	459,336	351,513	0.04%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	04/07/2020	41,774	1,004	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	246,505	187,500	0.02%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021-03/07/2025	154,741	105,750	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	101,532	47,000	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	955,000	903,404	0.10%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019-06/09/2022	941,757	53,500	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762%, 11/01/2046	06/24/2024	9,825,000	9,809,156	1.11%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	200,000	195,065	0.02%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022-06/13/2025	414,625	396,180	0.05%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025-06/23/2025	153,162	153,162	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	$107,716	$1,356	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	494,687	340,000	0.04%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	795,000	795,724	0.09%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	07/20/2022	84,555	11,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021-10/20/2022	269,304	33,000	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	615,000	492,000	0.06%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.531%, 06/01/2029	06/08/2022	530,000	424,000	0.05%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	1,000,000	900,000	0.10%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,000,000	898,770	0.10%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	1,000,000	960,134	0.11%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	600,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	175,000	2	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(h)	IO - Interest Only.
(i)	When-Issued or delayed delivery security.
(j)	Defaulted matured security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Fair valued by the Adviser.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2025.
(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(s)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,479,592 and gross unrealized depreciation of investments was $(36,385,422), resulting in net unrealized depreciation of $(26,905,830).

As of July 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Tax-Aware Fixed Income Opportunities Portfolio

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$876,256,592	$155,524	(a)	$876,412,116
Short-Term Municipal Notes	—	28,380,459	—		28,380,459
Corporates - Investment Grade	—	5,758,319	—		5,758,319
Commercial Mortgage-Backed Securities	—	2,586,711	—		2,586,711
Corporates - Non-Investment Grade	—	1,002,543	751,923		1,754,466
Asset-Backed Securities	—	846,001	4,092		850,093
Collateralized Mortgage Obligations	—	48,188	—		48,188
Preferred Stocks	—	—	15,481		15,481
Short-Term Investments	24,716,032	—	—		24,716,032

Total Investments in Securities	24,716,032	914,878,813	927,020	(a)	940,521,865
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	682,453	—		682,453
Centrally Cleared Interest Rate Swaps	—	2,587,664	—		2,587,664
Interest Rate Swaps	—	379,211	—		379,211
Liabilities:
Centrally Cleared Credit Default Swaps	—	(882,602)	—		(882,602)
Centrally Cleared Inflation (CPI) Swaps	—	(284,756)	—		(284,756)
Centrally Cleared Interest Rate Swaps	—	(100,100)	—		(100,100)
Interest Rate Swaps	—	(201,687)	—		(201,687)

Total	$24,716,032	$917,058,996	$927,020	(a)	$942,702,048

The Fund holds liabilities for floating rate notes obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,670	$275,528	$252,482	$24,716	$386